Goodwill (Details Narrative) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 13,729,770	$ 13,729,770	$ 13,729,770